UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-22350
Investment Company Act File Number

Global Opportunities Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

October 31
Date of Fiscal Year End

January 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Global Opportunities Portfolio	as of January 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 40.0%

	Principal
Security	Amount	Value
Federal Home Loan Mortgage Corp.:
2.932%, with maturity at 2035(1)	$2,593,532	$2,663,839
4.314%, with maturity at 2030(1)	1,241,444	1,293,818
6.00%, with maturity at 2016	2,399,294	2,584,722
6.50%, with maturity at 2030	9,414,815	10,387,271
7.00%, with various maturities to 2035	11,047,382	12,404,495
7.50%, with maturity at 2034	3,950,747	4,495,919
8.00%, with maturity at 2026	3,651,040	4,184,154

		$38,014,218

Federal National Mortgage Association:
4.005%, with maturity at 2035(1)	$3,123,713	$3,255,496
4.326%, with maturity at 2035(1)	6,842,314	7,130,978
5.00%, with various maturities to 2018	10,772,734	11,525,335
6.00%, with various maturities to 2032	5,121,753	5,539,977
6.50%, with various maturities to 2029	13,910,064	15,301,165
7.00%, with various maturities to 2023	11,167,223	12,292,368
7.50%, with maturity at 2035	22,512,437	25,661,308
8.50%, with maturity at 2032	1,520,932	1,796,382
9.50%, with maturity at 2020	4,368,861	5,225,355

		$87,728,364

Government National Mortgage Association:
7.00%, with various maturities to 2035	$32,678,608	$36,577,743
7.50%, with various maturities to 2022	4,437,747	5,065,858

		$41,643,601

Total Mortgage Pass-Throughs (identified cost $161,412,075)		$167,386,183

Collateralized Mortgage Obligations — 2.9%

	Principal
Security	Amount	Value
Federal Home Loan Mortgage Corp.:
Series 2182, Class ZC, 7.50%, 9/15/29	$782,811	$872,316

		$872,316

Federal National Mortgage Association:
Series 1994-42, Class K, 6.50%, 4/25/24	$1,549,447	1,705,242
Series 2009-62, Class WA, 5.559%, 8/25/39(2)	8,759,664	9,408,919

		$11,114,161

Total Collateralized Mortgage Obligations (identified cost $11,625,857)		$11,986,477

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Commercial Mortgage-Backed Securities — 10.7%

	Principal
Security	Amount	Value
COMM, Series 2004-LB2A, Class A4,
4.715%, 3/10/39	$15,000,000	$15,202,436
CSFB, Series 2004-C1, Class A4,
4.75%, 1/15/37(2)	15,000,000	15,287,158
MLMT, Series 2003-KEY1, Class A4,
5.236%, 11/12/35(2)	14,000,000	14,449,770

Total Commercial Mortgage-Backed Securities (identified cost $44,235,466)		$44,939,364

U.S. Government Agency Obligations — 12.6%

	Principal
Security	Amount	Value
Federal Home Loan Bank:
5.365%, 9/9/24	$3,300,000	$3,700,986
5.375%, with various maturities to 2024	11,000,000	12,219,358
5.75%, 6/12/26	8,150,000	9,267,797
United States Agency for International Development - Israel,
5.50%, with various maturities to 2024	25,000,000	27,638,355

Total U.S. Government Agency Obligations (identified cost $52,579,292)		$52,826,496

U.S. Treasury Obligations — 0.5%

	Principal
Security	Amount	Value
U.S. Treasury Notes:
4.875%, 6/30/12	$2,000,000	$2,182,502

Total U.S. Treasury Obligations (identified cost $2,033,680)		$2,182,502

Short-Term Investments — 32.9%

Foreign Government Securities — 3.0%

	Principal
Security	Amount		Value
Egypt — 3.0%
Egypt Treasury Bill, 0.00%, 2/2/10	EGP	21,950,000	$4,015,444
Egypt Treasury Bill, 0.00%, 3/2/10	EGP	36,925,000	6,706,600
Egypt Treasury Bill, 0.00%, 6/29/10	EGP	4,975,000	874,280
Egypt Treasury Bill, 0.00%, 9/28/10	EGP	5,100,000	871,219

Total Egypt (identified cost $12,450,769)			$12,467,543

Total Foreign Government Securities (identified cost $12,450,769)			$12,467,543

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Other Securities — 29.9%

Description	Interest (000’s omited)	Value
Cash Management Portfolio, 0.00%(3)	$89,541	$89,540,968
Eaton Vance Cash Reserves Fund, LLC., 0.11%(3)	35,784	35,784,321

Total Other Securities (identified cost $125,325,289)		$125,325,289

Total Short-Term Investments (identified cost $137,776,058)		$137,792,832

Total Investments — 99.6% (identified cost $409,662,428)		$417,113,854

Other Assets, Less Liabilities — 0.4%		$1,645,013

Net Assets — 100.0%		$418,758,867

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

EGP	-	Egyptian Pound
COMM	-	Commercial Mortgage Pass-Through Certificate
CSFB	-	CS First Boston Mortgage Securities Corp.
MLMT	-	Merrill Lynch Mortgage Trust

(1)		Adjustable rate mortgage.
(2)		Weighted average fixed-rate coupon that changes/updates monthly.
(3)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2010. Net income allocated from the investment in Cash Management Portfolio and Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2010 was $0 and $576, respectively.

Global Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Portfolio commenced operations on November 20, 2009.

Debt obligations (including short-term obligations with a remaining maturity of more than sixty days and excluding most seasoned mortgage-backed securities) will normally be valued on the basis of quotations provided by third party pricing services. The pricing services will use various techniques that consider factors including, but not limited to, reported trades or dealer quotations, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, issuer spreads, as well as industry and economic events. Most seasoned, fixed rate 30-year mortgage-backed securities are valued through the use of the investment adviser’s matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Short-term debt securities with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves, LLC (Cash Reserves Fund) and, prior to its liquidation in February 2010, Cash Management Portfolio (Cash Management), affiliated investment companies managed by Eaton Vance Management (EVM) and Boston Management and Research (BMR), a subsidiary of EVM, respectively. Cash Reserves Fund and Cash Management generally values their investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 under the 1940 Act, pursuant to which Cash

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Reserves Fund and Cash Management must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund and Cash Management may value their investment securities in the same manner as debt obligations described above.

Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

The Portfolio did not have any financial instruments outstanding at January 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$409,785,263

Gross unrealized appreciation	$7,530,376
Gross unrealized depreciation	(201,785)

Net unrealized appreciation	$7,328,591

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Mortgage Pass-Throughs	$—	$167,386,183	$—	$167,386,183
Collateralized Mortgage Obligations	—	11,986,477	—	11,986,477
Commercial Mortgage-Backed Securities	—	44,939,364	—	44,939,364
U.S. Government Agency Obligations	—	52,826,496	—	52,826,496
U.S. Treasury Obligations	—	2,182,502	—	2,182,502
Short-Term Investments	89,540,968	48,251,864	—	137,792,832

Total Investments	$89,540,968	$327,572,886	$—	$417,113,854

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Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Opportunities Portfolio

By:	/s/ Mark S. Venezia

Mark S. Venezia
President

Date:	March 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark S. Venezia

Mark S. Venezia
President

Date:	March 24, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	March 24, 2010